Analysis of operating revenues and segmental analysis - Geographical information (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations	€ 7,151.0	€ 6,647.8	€ 6,535.8
Ireland
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations	500.6	739.0	672.9
UK
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations	1,644.7	1,690.3	1,843.9
Other European countries
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations	€ 5,005.7	€ 4,218.5	€ 4,019.0